CONVERTIBLE NOTES (Details Narrative)							1 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended		33 Months Ended
	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 22, 2024 shares	Sep. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 shares	Oct. 30, 2023 Vote shares	Sep. 30, 2023 USD ($) shares	Aug. 31, 2024 USD ($)	Apr. 30, 2024 USD ($) $ / shares shares	Feb. 28, 2023 USD ($)	Aug. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 USD ($) bbl d $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	May 19, 2025 shares	Apr. 30, 2025 shares	Apr. 28, 2025 $ / shares shares	Apr. 17, 2025 $ / shares	Apr. 15, 2025 shares	Apr. 01, 2025 $ / shares	Mar. 31, 2025 $ / shares shares	May 14, 2024 shares	Apr. 01, 2024 shares	Mar. 31, 2024 USD ($) $ / shares shares	Feb. 29, 2024 shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 29, 2023 shares	May 31, 2023 USD ($)	Aug. 31, 2020 USD ($) $ / shares
Authorized capital shares | shares					10,000,000																	75,000,000	70,000,000	10,000,000			3,000,000
Common stock, shares authorized | shares					3,000,000							70,000,000	10,000,000	70,000,000							70,000,000					10,000,000
Aggregate principal amount												$ 3,758,595	$ 14,270,956	$ 3,758,595
Common stock, par value | $ / shares												$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001					$ 0.0001
Proceeds from convertible notes													$ 5,590,000
Number of bottles sold | bbl												20,608
Converted price percentage												80.00%
IPO [Member]
Stock price | $ / shares	$ 4.00		$ 5.00																					$ 4.00
Class of warrant exercise price | $ / shares	4.00
IPO [Member] | Subsequent Event [Member]
Stock price | $ / shares																				$ 4.00
Related Party [Member]
Stock price | $ / shares	$ 5.00
Equity aggregate amount							$ 266,667
Prepaid Warrants [Member]
Warrants shares | shares												3,871,992	507,394	3,871,992							2,619,433
Class of warrant exercise price | $ / shares																					$ 0.001
Prepaid Warrants [Member] | Subsequent Event [Member]
Warrants shares | shares															1,874,341		1,919,433
Class of warrant exercise price | $ / shares																	$ 0.001	$ 0.001
Prepaid Warrants [Member] | Related Party [Member]
Warrants shares | shares																					1,203,783
Prepaid Warrants [Member] | Related Party [Member] | Subsequent Event [Member]
Warrants shares | shares															862,125		1,203,783
2022 and 2023 Convertible Promissory Notes [Member]
Convertible promissory notes converted | shares					3,312,148
2022 and 2023 Convertible Promissory Notes [Member] | Convertible Debt [Member]
Fair value of convertible notes	$ 15,278,168		$ 18,482,353																							$ 33,849,109
Conversion price | $ / shares												$ 13.16		$ 13.16
Aggregate fair value	21,005,723
Debt conversion, original debt, amount						$ 24,795,755
Non adjustable rate per share per share | $ / shares												$ 6.00
2022 and 2023 Convertible Promissory Notes [Member] | Convertible Debt [Member] | Arms Length Sale of Flavored Bourbon LLC [Member]
Original subscription percentage												150.00%
Original subscription, one-time payout												$ 24,495,000		$ 24,495,000
2022 and 2023 Convertible Promissory Notes [Member] | Convertible Debt [Member] | Related Party [Member]
Fair value of convertible notes	6,870,236
2022 and 2023 Convertible Promissory Notes [Member] | Prepaid Warrants [Member] | Convertible Debt [Member]
Warrants converted, shares | shares					507,394	507,394
Debt conversion, original debt, amount						$ 1,714,574
Warrant liability, fair value						3,505,015
2020 Convertible Promissory Notes [Member] | Convertible Debt [Member]
Aggregate principal amount											$ 450,000																		$ 1,120,000
Private offering of common stock																													$ 5,000,000
Common stock, par value | $ / shares																													$ 143.20
Debt instrument, common stock sale, discount percentage																													0.20
Conversion price | $ / shares																													$ 75.00
Accrued Interest, net of Current Portion											49,425
2022 Convertible Promissory Notes [Member] | Convertible Debt [Member]
Aggregate principal amount									$ 351,000		14,599,523	$ 14,815,523		$ 14,815,523														$ 2,160,000
Conversion price | $ / shares												$ 157.89		$ 157.89
Proceeds from convertible notes									$ 260,000		10,740,000			$ 10,900,000
2022 Convertible Promissory Notes [Member] | Convertible Debt [Member] | Related Party [Member]
Aggregate principal amount											6,311,250	$ 6,311,250		6,311,250
Proceeds from convertible notes											$ 4,675,000			4,675,000
2022 Convertible Promissory Notes Round 3 [Member] | Convertible Debt [Member]
Aggregate principal amount																												$ 135,000
2023 Convertible Promissory Notes [Member] | Convertible Debt [Member]
Aggregate principal amount										$ 7,230,500
Proceeds from convertible notes										5,330,000
2023 Convertible Promissory Notes [Member] | Convertible Debt [Member] | Related Party [Member]
Aggregate principal amount										3,982,500
Proceeds from convertible notes										$ 2,950,000
2022 Convertible Promissory Notes Subscriptions [Member] | Convertible Debt [Member] | Arms Length Sale of Flavored Bourbon LLC [Member]
Aggregate principal amount												10,900,000		10,900,000
2023 Convertible Promissory Notes Subscriptions [Member] | Convertible Debt [Member] | Arms Length Sale of Flavored Bourbon LLC [Member]
Aggregate principal amount												$ 5,430,000		$ 5,430,000
Whiskey Special Ops 2023 Notes [Member]
Conversion price | $ / shares												$ 1.25		$ 1.25
Warrant liability, fair value	0												$ 1,512,692
Convertible debt	8,526,245							$ 8,678,433					2,975,000
Cumulative proceeds from convertible debt	$ 6,630,870							$ 6,630,870					2,975,000
IPO per share | $ / shares												$ 10.00
Warrants shares | shares	1,657,718							755,919
Trading days | d												20
Exercise price of the warrant percentage	125.00%											125.00%
Amount obtained from retail shelf value												$ 1,635,458
Share price | $ / shares												$ 1.00		$ 1.00
Class of warrant exercise price | $ / shares	$ 4.00							$ 5.00
Whiskey Special Ops 2023 Notes [Member] | Related Party [Member]
Warrant liability, fair value	$ 0												406,774
Convertible debt	3,247,425												800,000
Cumulative proceeds from convertible debt	$ 2,233,000							$ 2,233,000					$ 800,000
Warrants shares | shares	558,250
Convertible notes payable, fair Value	$ 4,815,132
Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member]
Aggregate principal amount						$ 5,000,000																		$ 10,000,000
Interest rate						12.50%
Convertible notes payable, fair Value								23,311,063
Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member] | Parent [Member]
Equity aggregate amount	11,784,068
Gain on change in fair value	$ 5,162,944
Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member] | Related Party [Member]
Warrants converted, shares | shares													106,667
Convertible debt								3,247,425					$ 800,000
Convertible notes payable, fair Value								$ 8,723,321
Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member] | Related Party [Member] | IPO [Member]
Stock price | $ / shares													$ 5.00
Whiskey Special Ops 2023 Notes [Member] | Prepaid Warrants [Member] | Convertible Debt [Member]
Warrants converted, shares | shares								546,927				546,927
Common stock owns percentage								499.00%
2024 Series Convertible Whiskey Special Ops [Member]
Bottle per rate												$ 10
Exchange of Convertible Whiskey Special Ops 2024 Notes [Member] | Prepaid Warrants [Member] | Convertible Debt [Member]
Warrants converted, shares | shares				546,927				546,927
Common Stock [Member]
Common stock, shares authorized | shares					9,500,000
Common Stock [Member] | Convertible Debt [Member] | Related Party [Member]
Convertible promissory notes converted | shares		250,000
Warrants converted, shares | shares		250,000
Common Stock [Member] | 2022 and 2023 Convertible Promissory Notes [Member] | Convertible Debt [Member]
Convertible promissory notes converted | shares	3,312,148					3,312,148
Stock issued during the period period, conversion of convertible securities			331
Aggregate fair value						$ 30,344,094
Common Stock [Member] | 2022 and 2023 Convertible Promissory Notes [Member] | Convertible Debt [Member] | Related Party [Member]
Convertible promissory notes converted | shares	1,717,559
Common Stock [Member] | Whiskey Special Ops 2023 Notes [Member] | Related Party [Member]
Common stock, shares authorized | shares																									1,203,783
Common Stock [Member] | Exchange of Convertible Whiskey Special Ops 2024 Notes [Member]
Common stock, shares authorized | shares				2,399,090				2,399,090
Common Stock [Member] | Exchange of Convertible Whiskey Special Ops 2024 Notes [Member] | Subsequent Event [Member]
Common stock, shares authorized | shares																2,399,090			2,399,090
Common Stock [Member] | Exchange of Convertible Whiskey Special Ops 2024 Notes [Member] | Related Party [Member]
Common stock, shares authorized | shares								1,203,783
Founders Common Stock [Member]
Common stock, shares authorized | shares					500,000
Number of votes | Vote					4
Amended and Restated Certificate of Incorporation [Member]
Authorized capital shares | shares					70,000,000
Additional Paid-in Capital [Member] | 2022 and 2023 Convertible Promissory Notes [Member] | Convertible Debt [Member]
Stock issued during the period period, conversion of convertible securities			$ 18,482,022